Quarterly Holdings Report
for
Fidelity® Small Cap Value Index Fund
September 30, 2024
SVI-NPRT1-1124
1.9896350.105
Common Stocks - 99.6%
	Shares	Value ($)
ARGENTINA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Despegar.com Corp (b)(c)	53,736	666,326
Materials - 0.2%
Chemicals - 0.2%
Arcadium Lithium PLC (c)	1,080,510	3,079,454
TOTAL ARGENTINA		3,745,780
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Metals Acquisition Ltd Class A (b)	39,119	541,798
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp	56,839	522,919
Financials - 0.2%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	46,850	1,727,828
Insurance - 0.1%
Hamilton Insurance Group Ltd Class B	39,423	762,441
TOTAL FINANCIALS		2,490,269

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	1,914	16,575
TOTAL BERMUDA		3,029,763
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Pagseguro Digital Ltd Class A (b)	90,276	777,276
StoneCo Ltd Class A (b)	137,549	1,548,802

TOTAL BRAZIL		2,326,078
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd	98,739	3,629,646
CANADA - 0.9%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)	46,646	188,449
Teekay Tankers Ltd Class A	23,902	1,392,292
		1,580,741
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	36,125	264,796
Fennec Pharmaceuticals Inc (United States) (b)	18,298	91,490
		356,286
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	25,460	644,902
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (b)(c)	37,949	37,300
Hut 8 Corp (United States) (b)	80,860	991,344
		1,028,644
Materials - 0.2%
Metals & Mining - 0.2%
i-80 Gold Corp (United States) (b)	313,888	364,110
Novagold Resources Inc (United States) (b)	242,102	992,618
Ssr Mining Inc (United States)	200,772	1,140,385
		2,497,113
Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp Class A (United States)	120,319	5,225,454
TOTAL CANADA		11,333,140
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	114,094	455,235
IRELAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	41,839	757,286
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	17,566	293,879
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	5,502	450,724
TOTAL IRELAND		1,501,889
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)	36,585	256,095
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	94,154	169,478
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	2,942	17,887
TOTAL ISRAEL		187,365
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	8,327	95,261
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)	5,921	91,479
TOTAL KOREA (SOUTH)		186,740
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd (United States)	236,642	1,299,165
MONACO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Scorpio Tankers Inc	46,726	3,331,564
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	39,791	625,515
Safe Bulkers Inc	58,320	302,097
		927,612
TOTAL MONACO		4,259,176
NORWAY - 0.4%
Energy - 0.3%
Energy Equipment & Services - 0.2%
Seadrill Ltd (b)	48,114	1,912,051
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States)	11,989	305,000
SFL Corp Ltd	93,640	1,083,415
		1,388,415
Industrials - 0.1%
Electrical Equipment - 0.0%
Freyr Battery Inc (c)	109,329	106,060
Marine Transportation - 0.1%
Golden Ocean Group Ltd (United States)	122,072	1,633,323
TOTAL INDUSTRIALS		1,739,383

TOTAL NORWAY		5,039,849
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	27,316	887,497
PUERTO RICO - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	14,247	136,486
Liberty Latin America Ltd Class C (b)	144,392	1,370,280
		1,506,766
Financials - 0.4%
Banks - 0.4%
First BanCorp/Puerto Rico	149,651	3,168,112
Ofg Bancorp	45,999	2,066,275
		5,234,387
TOTAL PUERTO RICO		6,741,153
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(d)	41,080	30,385
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	16,758	250,700
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	90,032	1,291,059
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	32,439	102,183
Pharmaceuticals - 0.0%
Novartis AG rights (b)(e)	31,059	0
TOTAL SWITZERLAND		102,183
UNITED KINGDOM - 0.1%
Financials - 0.1%
Insurance - 0.1%
Fidelis Insurance Holdings Ltd	52,129	941,450
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	26,727	346,114
TOTAL UNITED KINGDOM		1,287,564
UNITED STATES - 96.0%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.9%
Anterix Inc (b)	1,210	45,568
AST SpaceMobile Inc Class A (b)(c)	133,664	3,495,314
Atn International Inc	10,496	339,441
Bandwidth Inc Class A (b)	2,979	52,161
Consolidated Communications Holdings Inc (b)	71,318	330,916
Globalstar Inc (b)(c)	110,125	136,555
IDT Corp Class B	4,441	169,513
Lumen Technologies Inc (b)	1,009,467	7,167,216
Shenandoah Telecommunications Co	48,424	683,263
		12,419,947
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	338,548	1,540,393
Cinemark Holdings Inc (b)	22,527	627,152
Eventbrite Inc Class A (b)	8,875	24,229
Lions Gate Entertainment Corp Class A (b)(c)	61,236	479,478
Lions Gate Entertainment Corp Class B (b)	121,035	837,562
LiveOne Inc (b)	10,187	9,665
Madison Square Garden Entertainment Corp Class A (b)	35,268	1,499,948
Marcus Corp/The	23,798	358,636
Playstudios Inc Class A (b)	88,169	133,135
Reservoir Media Inc (b)	17,847	144,739
Sphere Entertainment Co Class A (b)(c)	26,431	1,167,722
		6,822,659
Interactive Media & Services - 0.5%
Bumble Inc Class A (b)	86,103	549,337
Cars.com Inc (b)	65,628	1,099,925
fuboTV Inc (b)	271,172	385,064
Nextdoor Holdings Inc Class A (b)	177,631	440,525
Outbrain Inc (b)	37,250	181,035
Shutterstock Inc	5,401	191,033
TrueCar Inc (b)	87,015	300,202
Vimeo Inc Class A (b)	149,205	753,485
Ziff Davis Inc (b)	45,355	2,206,975
		6,107,581
Media - 1.1%
Advantage Solutions Inc Class A (b)(c)	108,319	371,534
AMC Networks Inc Class A (b)(c)	31,487	273,622
Boston Omaha Corp (b)	22,723	337,891
Cable One Inc (c)	5,616	1,964,421
Clear Channel Outdoor Holdings Inc (b)	303,268	485,229
EchoStar Corp Class A (b)	121,309	3,010,889
Emerald Holding Inc	15,539	77,540
Entravision Communications Corp Class A	53,045	109,803
EW Scripps Co/The Class A (b)	59,420	133,398
Gannett Co Inc (b)	141,889	797,416
Gray Television Inc	84,809	454,576
iHeartMedia Inc Class A (b)	104,653	193,608
Integral Ad Science Holding Corp (b)	64,001	691,851
John Wiley & Sons Inc Class A	17,192	829,514
Magnite Inc (b)	14,514	201,019
National CineMedia Inc (b)	71,376	503,201
Scholastic Corp	23,044	737,638
Stagwell Inc Class A (b)	71,178	499,670
TEGNA Inc	168,865	2,664,690
WideOpenWest Inc (b)	49,055	257,539
		14,595,049
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)	36,723	263,671
Spok Holdings Inc	19,240	289,754
Telephone and Data Systems Inc	98,578	2,291,939
		2,845,364
TOTAL COMMUNICATION SERVICES		42,790,600

Consumer Discretionary - 9.9%
Automobile Components - 0.9%
Adient PLC (b)	88,603	1,999,770
American Axle & Manufacturing Holdings Inc (b)	113,679	702,536
Cooper-Standard Holdings Inc (b)	17,078	236,872
Dana Inc	129,066	1,362,937
Fox Factory Holding Corp (b)	42,021	1,743,872
Goodyear Tire & Rubber Co/The (b)	283,546	2,509,382
Holley Inc Class A (b)	23,595	69,605
Luminar Technologies Inc Class A (b)(c)	41,099	36,977
Phinia Inc	43,446	1,999,819
Solid Power Inc (b)(c)	156,754	211,618
Standard Motor Products Inc	20,182	670,042
Stoneridge Inc (b)	26,839	300,328
		11,843,758
Automobiles - 0.1%
Canoo Inc Class A (b)(c)	58,855	57,884
Winnebago Industries Inc	28,366	1,648,348
Workhorse Group Inc (b)	1	1
		1,706,233
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	20,508	90,439
Groupon Inc (b)(c)	11,538	112,842
		203,281
Distributors - 0.1%
A-Mark Precious Metals Inc	17,462	771,122
Weyco Group Inc	6,221	211,763
		982,885
Diversified Consumer Services - 0.7%
Adtalem Global Education Inc (b)	30,557	2,306,442
American Public Education Inc (b)	14,642	215,970
Carriage Services Inc	3,503	115,003
Chegg Inc (b)	97,461	172,506
European Wax Center Inc Class A (b)(c)	2,285	15,538
Graham Holdings Co Class B	3,248	2,668,947
Laureate Education Inc	26,119	433,837
Lincoln Educational Services Corp (b)	26,205	312,888
Mister Car Wash Inc (b)	12,793	83,282
Perdoceo Education Corp	65,330	1,452,939
Strategic Education Inc	22,245	2,058,775
		9,836,127
Hotels, Restaurants & Leisure - 1.0%
Bally's Corp (b)(c)	23,971	413,500
Biglari Holdings Inc Class B (b)	721	124,019
BJ's Restaurants Inc (b)	8,868	288,742
Bloomin' Brands Inc	36,877	609,577
Brinker International Inc (b)	4,392	336,120
Chuy's Holdings Inc (b)	16,960	634,304
Cracker Barrel Old Country Store Inc (c)	17,218	780,836
Denny's Corp (b)	12,693	81,870
Dine Brands Global Inc	13,247	413,704
El Pollo Loco Holdings Inc (b)	25,047	343,144
Empire Resorts Inc (e)	41	0
Everi Holdings Inc (b)	36,092	474,249
Full House Resorts Inc (b)	32,806	164,686
Global Business Travel Group I Class A (b)(c)	18,414	141,604
Golden Entertainment Inc	20,407	648,739
International Game Technology PLC	98,487	2,097,773
Life Time Group Holdings Inc (b)	59,761	1,459,364
Lindblad Expeditions Holdings Inc (b)	10,946	101,251
Mondee Holdings Inc Class A (b)(c)	7,357	10,225
Nathan's Famous Inc	151	12,215
Papa John's International Inc	8,983	483,914
Portillo's Inc Class A (b)(c)	11,223	151,174
Rci Hospitality Holdings Inc	4,136	184,259
Red Rock Resorts Inc Class A	26,622	1,449,302
Sabre Corp (b)	296,168	1,086,937
Six Flags Entertainment Corp	23,725	956,355
United Parks & Resorts Inc (b)(c)	2,128	107,677
Vacasa Inc Class A (b)(c)	9,166	25,755
		13,581,295
Household Durables - 3.4%
Beazer Homes USA Inc (b)	29,461	1,006,682
Century Communities Inc	24,487	2,521,671
Champion Homes Inc (b)	28,303	2,684,540
Cricut Inc Class A	7,685	53,257
Ethan Allen Interiors Inc	22,908	730,536
Flexsteel Industries Inc	4,590	203,291
Gopro Inc Class A (b)	118,578	161,266
Green Brick Partners Inc (b)	22,731	1,898,493
Hamilton Beach Brands Holding Co Class A	8,470	257,742
Helen of Troy Ltd (b)	22,573	1,396,140
Hooker Furnishings Corp	10,658	192,697
Hovnanian Enterprises Inc Class A (b)	4,674	955,225
iRobot Corp (b)(c)	28,059	243,833
KB Home	58,008	4,970,706
La-Z-Boy Inc	42,168	1,810,272
Landsea Homes Corp Class A (b)	15,634	193,080
Legacy Housing Corp (b)	11,056	302,382
LGI Homes Inc (b)	19,384	2,297,392
Lifetime Brands Inc	12,196	79,762
Lovesac Co/The (b)	6,679	191,353
M/I Homes Inc (b)	26,649	4,566,573
Meritage Homes Corp	35,870	7,355,862
Purple Innovation Inc Class A (b)	54,999	54,378
Sonos Inc (b)	12,294	151,093
Taylor Morrison Home Corp (b)	102,109	7,174,178
Traeger Inc (b)	35,105	129,186
Tri Pointe Homes Inc (b)	65,053	2,947,551
United Homes Group Inc Class A (b)	839	5,151
Worthington Enterprises Inc	3,311	137,241
		44,671,533
Leisure Products - 0.6%
AMMO Inc (b)	86,183	123,242
Clarus Corp (c)	30,695	138,128
Escalade Inc	9,899	139,279
Funko Inc Class A (b)(c)	31,145	380,592
JAKKS Pacific Inc (b)	8,232	210,081
Johnson Outdoors Inc Class A	4,618	167,172
Latham Group Inc (b)	41,409	281,581
Malibu Boats Inc Class A (b)	20,200	783,962
Marine Products Corp	5,270	51,066
MasterCraft Boat Holdings Inc (b)	16,579	301,904
Peloton Interactive Inc Class A (b)(c)	24,250	113,490
Smith & Wesson Brands Inc	41,781	542,317
Solo Brands Inc Class A (b)(c)	24,825	35,002
Sturm Ruger & Co Inc	11,171	465,607
Topgolf Callaway Brands Corp (b)	140,914	1,547,236
Vista Outdoor Inc (b)	58,119	2,277,102
		7,557,761
Specialty Retail - 2.9%
1-800-Flowers.com Inc Class A (b)(c)	19,283	152,914
Aaron's Co Inc/The	30,522	303,694
Academy Sports & Outdoors Inc	52,164	3,044,291
aka Brands Holding Corp (b)(c)	679	16,031
America's Car-Mart Inc/TX (b)	5,459	228,841
American Eagle Outfitters Inc	37,680	843,655
Arhaus Inc Class A (c)	7,776	95,723
Arko Corp	71,704	503,362
Asbury Automotive Group Inc (b)	20,209	4,821,665
BARK Inc (b)	134,786	219,701
Beyond Inc (b)(c)	45,965	463,327
Caleres Inc	23,904	790,027
Citi Trends Inc (b)(c)	5,629	103,405
Designer Brands Inc Class A	41,825	308,669
Destination XL Group Inc (b)(c)	53,413	157,034
EVgo Inc Class A (b)(c)	90,069	372,886
Foot Locker Inc	83,194	2,149,733
Genesco Inc (b)	7,939	215,703
Group 1 Automotive Inc	13,206	5,058,426
GrowGeneration Corp (b)	53,413	113,770
Haverty Furniture Cos Inc	14,269	391,969
J Jill Inc	551	13,593
Lands' End Inc (b)	14,371	248,187
Leslie's Inc (b)(c)	69,438	219,424
MarineMax Inc (b)	21,601	761,867
Monro Inc	29,892	862,683
National Vision Holdings Inc (b)	71,860	783,993
ODP Corp/The (b)	34,552	1,027,922
OneWater Marine Inc Class A (b)(c)	11,936	285,390
Petco Health & Wellness Co Inc Class A (b)	82,835	376,899
RealReal Inc/The (b)(c)	29,247	91,836
RumbleON Inc Class B (b)(c)	16,578	79,409
Sally Beauty Holdings Inc (b)	103,008	1,397,819
Shoe Carnival Inc	17,940	786,669
Signet Jewelers Ltd	42,615	4,395,311
Sleep Number Corp (b)	21,647	396,573
Sonic Automotive Inc Class A	10,309	602,870
Stitch Fix Inc Class A (b)	91,295	257,452
ThredUp Inc Class A (b)	65,418	55,082
Tile Shop Holdings Inc (b)	18,586	122,482
Tilly's Inc Class A (b)	14,696	74,950
Urban Outfitters Inc (b)	45,945	1,760,153
Victoria's Secret & Co (b)	59,877	1,538,839
Winmark Corp	2,853	1,092,499
Zumiez Inc (b)	16,498	351,407
		37,938,135
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (b)(c)	122,536	838,146
G-III Apparel Group Ltd (b)	40,244	1,228,248
Movado Group Inc	15,224	283,166
Oxford Industries Inc	4,518	391,982
Rocky Brands Inc	4,758	151,590
Superior Group of Cos Inc	11,101	171,954
Vera Bradley Inc (b)	24,120	131,695
		3,196,781
TOTAL CONSUMER DISCRETIONARY		131,517,789

Consumer Staples - 2.3%
Beverages - 0.3%
Duckhorn Portfolio Inc/The (b)(c)	51,957	301,870
Primo Water Corp (United States)	138,860	3,506,215
		3,808,085
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	28,643	1,436,161
HF Foods Group Inc (b)	39,311	140,340
Ingles Markets Inc Class A	14,136	1,054,546
Natural Grocers by Vitamin Cottage Inc	7,157	212,491
PriceSmart Inc	9,303	853,829
SpartanNash Co	32,423	726,599
United Natural Foods Inc (b)	58,642	986,358
Village Super Market Inc Class A	8,640	274,666
Weis Markets Inc	16,328	1,125,489
		6,810,479
Food Products - 0.9%
Alico Inc	6,938	194,056
B&G Foods Inc	77,250	685,980
BRC Inc Class A (b)(c)	4,784	16,361
Cal-Maine Foods Inc	38,540	2,884,335
Calavo Growers Inc	13,998	399,363
Dole PLC	75,180	1,224,682
Fresh Del Monte Produce Inc	33,274	982,914
Hain Celestial Group Inc (b)	89,520	772,558
Limoneira Co	17,106	453,309
Mission Produce Inc (b)	38,115	488,634
Seneca Foods Corp Class A (b)	4,392	273,753
TreeHouse Foods Inc (b)	47,562	1,996,653
Utz Brands Inc Class A	21,129	373,983
		10,746,581
Household Products - 0.1%
Central Garden & Pet Co (b)	16,149	588,954
Central Garden & Pet Co Class A	33,850	1,062,890
Oil-Dri Corp of America	3,954	272,786
		1,924,630
Personal Care Products - 0.3%
Edgewell Personal Care Co	48,647	1,767,832
Herbalife Ltd (b)	32,459	233,380
Honest Co Inc/The (b)	48,536	173,274
Medifast Inc (c)	10,455	200,109
Nature's Sunshine Products Inc (b)	10,162	138,406
Nu Skin Enterprises Inc Class A	48,404	356,737
Olaplex Holdings Inc (b)	137,742	323,694
USANA Health Sciences Inc (b)	11,336	429,861
Veru Inc (b)	31,753	24,418
Waldencast plc Class A (b)	24,619	89,613
		3,737,324
Tobacco - 0.2%
Turning Point Brands Inc	2,495	107,659
Universal Corp/VA	23,992	1,274,215
Vector Group Ltd	123,864	1,848,051
		3,229,925
TOTAL CONSUMER STAPLES		30,257,024

Energy - 6.0%
Energy Equipment & Services - 1.8%
Bristow Group Inc (b)	24,386	845,950
DMC Global Inc (b)	14,050	182,369
Drilling Tools International Corp (b)	5,126	19,120
Expro Group Holdings NV (b)	94,844	1,628,471
Forum Energy Technologies Inc (b)	10,994	169,967
Geospace Technologies Corp (b)(c)	12,293	127,110
Helix Energy Solutions Group Inc (b)	116,524	1,293,416
Helmerich & Payne Inc (c)	96,500	2,935,530
Innovex International Inc (b)	33,515	492,000
Kodiak Gas Services Inc	14,668	425,372
Liberty Energy Inc Class A	152,017	2,902,005
Mammoth Energy Services Inc (b)	23,004	94,086
Nabors Industries Ltd (b)(c)	6,189	399,005
Natural Gas Services Group Inc (b)	8,636	165,034
Newpark Resources Inc (b)	83,148	576,216
Noble Corp PLC	48,270	1,744,478
Oil States International Inc (b)	59,023	271,506
Patterson-UTI Energy Inc	388,752	2,973,953
ProFrac Holding Corp Class A (b)(c)	22,055	149,753
ProPetro Holding Corp (b)	85,925	658,186
Ranger Energy Services Inc Class A	14,381	171,278
RPC Inc	84,615	538,151
SEACOR Marine Holdings Inc (b)	24,243	233,945
Select Water Solutions Inc Class A	91,726	1,020,910
Solaris Energy Infrastructure Inc Class A	25,533	325,801
Transocean Ltd (b)(c)	724,031	3,077,132
Valaris Ltd (b)	22,617	1,260,898
		24,681,642
Oil, Gas & Consumable Fuels - 4.2%
Aemetis Inc (b)(c)	36,932	84,944
Amplify Energy Corp (b)	39,146	255,623
Berry Corp	54,089	278,017
California Resources Corp	68,800	3,609,936
Centrus Energy Corp Class A (b)	4,035	221,320
Chord Energy Corp warrants 9/1/2025 (b)	405	5,220
Clean Energy Fuels Corp (b)	172,195	535,526
CNX Resources Corp (b)	147,311	4,797,919
Comstock Resources Inc (c)	92,040	1,024,405
CONSOL Energy Inc	29,184	3,054,106
Crescent Energy Co Class A	106,732	1,168,715
CVR Energy Inc	3,703	85,280
Delek US Holdings Inc	45,670	856,313
DHT Holdings Inc	134,756	1,486,359
Diversified Energy Co PLC (United States) (f)	44,698	508,663
Dorian LPG Ltd	18,106	623,209
Energy Fuels Inc/Canada (United States) (b)(c)	184,711	1,014,063
Evolution Petroleum Corp	22,223	118,004
Excelerate Energy Inc Class A	17,217	378,946
FutureFuel Corp	26,638	153,169
Granite Ridge Resources Inc	52,713	313,115
Green Plains Inc (b)	63,088	854,212
Gulfport Energy Corp (b)	6,244	945,029
Hallador Energy Co (b)	24,564	231,639
HighPeak Energy Inc Class A (c)	14,853	206,160
International Seaways Inc	40,232	2,074,362
Kinetik Holdings Inc Class A	35,000	1,584,100
Magnolia Oil & Gas Corp Class A	13,828	337,680
Murphy Oil Corp	144,345	4,870,200
NACCO Industries Inc Class A	3,722	105,519
Nordic American Tankers Ltd	204,314	749,832
Northern Oil & Gas Inc	93,241	3,301,664
Par Pacific Holdings Inc (b)	55,327	973,755
PBF Energy Inc Class A	103,391	3,199,951
Peabody Energy Corp	125,983	3,343,589
PrimeEnergy Resources Corp (b)	747	102,937
REX American Resources Corp (b)	12,164	563,072
Riley Exploration Permian Inc	9,899	262,225
Ring Energy Inc (b)	144,563	231,301
SandRidge Energy Inc	32,131	392,962
Sitio Royalties Corp Class A	81,435	1,697,105
SM Energy Co	94,904	3,793,313
Talos Energy Inc (b)	147,008	1,521,533
Ur-Energy Inc (United States) (b)	24,542	29,205
VAALCO Energy Inc	95,156	546,195
Vital Energy Inc (b)	28,048	754,491
Vitesse Energy Inc	25,534	613,327
World Kinect Corp	51,930	1,605,156
		55,463,366
TOTAL ENERGY		80,145,008

Financials - 27.0%
Banks - 18.2%
1st Source Corp	18,298	1,095,684
ACNB Corp	8,259	360,671
Amalgamated Financial Corp	18,342	575,389
Amerant Bancorp Inc Class A	29,689	634,454
Ameris Bancorp	65,911	4,112,187
Ames National Corp	8,630	157,325
Arrow Financial Corp	16,510	473,177
Associated Banc-Corp	149,001	3,209,482
Atlantic Union Bankshares Corp	89,474	3,370,486
Axos Financial Inc (b)	48,799	3,068,481
Banc of California Inc	139,140	2,049,532
BancFirst Corp	17,507	1,842,612
Bancorp Inc/The (b)	2,627	140,545
Bank First Corp	9,792	888,134
Bank of Hawaii Corp	39,131	2,456,253
Bank of Marin Bancorp	15,781	317,040
Bank7 Corp	3,834	143,660
BankUnited Inc	74,671	2,721,011
Bankwell Financial Group Inc	6,344	190,003
Banner Corp	34,264	2,040,764
Bar Harbor Bankshares	14,780	455,815
BayCom Corp	9,973	236,560
BCB Bancorp Inc	14,536	179,374
Berkshire Hills Bancorp Inc	42,452	1,143,232
Blue Foundry Bancorp (b)	19,200	196,800
Bridgewater Bancshares Inc (b)	19,870	281,558
Brookline Bancorp Inc	87,614	884,025
Burke & Herbert Financial Services Corp	13,486	822,511
Business First Bancshares Inc	24,214	621,573
Byline Bancorp Inc	30,763	823,526
Cadence Bank	182,271	5,805,331
California BanCorp (b)	23,828	352,416
Camden National Corp	14,511	599,595
Capital Bancorp Inc	8,816	226,659
Capital City Bank Group Inc	13,608	480,226
Capitol Federal Financial Inc	122,063	712,848
Carter Bankshares Inc (b)	22,802	396,527
Cathay General Bancorp	69,483	2,984,295
Central Pacific Financial Corp	26,801	790,898
Chemung Financial Corp	2,970	142,619
ChoiceOne Financial Services Inc	8,281	255,966
Citizens & Northern Corp	14,847	292,337
Citizens Financial Services Inc	4,299	252,566
City Holding Co	13,417	1,575,022
Civista Bancshares Inc	14,502	258,426
CNB Financial Corp/PA	20,544	494,289
Coastal Financial Corp/WA Class A (b)	807	43,569
Colony Bankcorp Inc	16,646	258,346
Columbia Financial Inc (b)	25,026	427,194
Community Financial System Inc	52,379	3,041,649
Community Trust Bancorp Inc	15,263	757,961
Community West Bancshares	16,800	323,568
Connectone Bancorp Inc	36,136	905,207
CrossFirst Bankshares Inc (b)	45,897	766,021
Customers Bancorp Inc (b)	29,517	1,371,065
CVB Financial Corp	132,197	2,355,751
Dime Community Bancshares Inc	35,378	1,018,886
Eagle Bancorp Inc	29,240	660,239
Eastern Bankshares Inc	193,281	3,167,876
Enterprise Bancorp Inc/MA	9,954	318,130
Enterprise Financial Services Corp	36,933	1,893,186
Equity Bancshares Inc Class A	14,167	579,147
Esquire Financial Holdings Inc	1,004	65,470
ESSA Bancorp Inc	8,178	157,181
Farmers & Merchants Bancorp Inc/Archbold OH	12,711	351,459
Farmers National Banc Corp	36,464	551,336
FB Financial Corp	35,671	1,674,040
Fidelity D&D Bancorp Inc	4,784	236,043
Financial Institutions Inc	15,332	390,506
First Bancorp Inc/The	10,662	280,624
First Bancorp/Southern Pines NC	39,987	1,663,059
First Bancshares Inc/The	30,100	967,113
First Bank/Hamilton NJ	20,811	316,327
First Busey Corp	53,253	1,385,643
First Business Financial Services Inc	7,470	340,557
First Commonwealth Financial Corp	100,960	1,731,464
First Community Bankshares Inc	16,994	733,291
First Financial Bancorp	94,438	2,382,671
First Financial Corp/IN	11,362	498,224
First Financial Northwest Inc	6,627	149,240
First Foundation Inc	44,271	276,251
First Interstate BancSystem Inc Class A	79,618	2,442,680
First Interstate Bank of Calif	4,903	167,977
First Merchants Corp	58,178	2,164,222
First Mid Bancshares Inc	22,738	884,736
First of Long Island Corp/The	20,815	267,889
First Western Financial Inc (b)	5,740	114,800
Five Star Bancorp	16,466	489,534
Flushing Financial Corp	27,183	396,328
FS Bancorp Inc	6,579	292,700
Fulton Financial Corp	181,541	3,291,338
FVCBankcorp Inc (b)	16,515	215,521
German American Bancorp Inc	28,408	1,100,810
Glacier Bancorp Inc	113,813	5,201,254
Great Southern Bancorp Inc	8,346	478,309
Guaranty Bancshares Inc/TX	7,809	268,473
Hancock Whitney Corp	86,967	4,450,101
Hanmi Financial Corp	30,155	560,883
Harborone Northeast Bancorp Inc	35,925	466,307
HBT Financial Inc	12,943	283,193
Heartland Financial USA Inc	42,510	2,410,317
Heritage Commerce Corp	58,791	580,855
Heritage Financial Corp Wash	33,803	735,891
Hilltop Holdings Inc	45,530	1,464,245
Hingham Institution For Savings The (c)	1,514	368,371
Home Bancorp Inc	7,110	316,964
Home BancShares Inc/AR	188,070	5,094,816
HomeStreet Inc	18,277	288,046
HomeTrust Bancshares Inc	14,842	505,815
Hope Bancorp Inc	116,081	1,457,977
Horizon Bancorp Inc/IN	43,237	672,335
Independent Bank Corp	42,367	2,505,161
Independent Bank Corp/MI	20,191	673,370
Independent Bank Group Inc	36,211	2,087,926
International Bancshares Corp	54,221	3,241,874
Investar Holding Corp	8,870	172,078
John Marshall Bancorp Inc	12,599	249,208
Kearny Financial Corp/MD	53,049	364,447
Lakeland Financial Corp	23,441	1,526,478
LCNB Corp	12,290	185,210
LINKBANCORP Inc	22,513	144,308
Live Oak Bancshares Inc	4,687	222,023
Mercantile Bank Corp	15,833	692,219
Metrocity Bankshares Inc	17,210	526,970
Metropolitan Bank Holding Corp (b)	10,632	559,031
Mid Penn Bancorp Inc	15,010	447,748
Middlefield Banc Corp	7,410	213,408
Midland States Bancorp Inc	19,569	437,954
MidWestOne Financial Group Inc	14,596	416,424
MVB Financial Corp	11,323	219,213
National Bank Holdings Corp Class A	36,905	1,553,701
National Bankshares Inc VA	5,886	175,991
NB Bancorp Inc	38,774	719,645
Nbt Bancorp Inc	45,959	2,032,767
New York Community Bancorp Inc (c)	252,585	2,836,530
Nicolet Bankshares Inc	10,213	976,669
Northeast Bank	6,367	491,087
Northeast Community Bancorp Inc	12,189	322,399
Northfield Bancorp Inc	39,002	452,423
Northrim BanCorp Inc	5,383	383,377
Northwest Bancshares Inc	127,431	1,705,027
Norwood Financial Corp	6,986	192,674
Oak Valley Bancorp	6,655	176,823
OceanFirst Financial Corp	57,346	1,066,062
Old National Bancorp/IN	314,257	5,864,036
Old Second Bancorp Inc	42,792	667,127
Orange County Bancorp Inc	5,154	310,889
Origin Bancorp Inc	29,101	935,888
Orrstown Financial Services Inc	18,404	661,808
Pacific Premier Bancorp Inc	95,912	2,413,146
Park National Corp	14,475	2,431,511
Parke Bancorp Inc	10,441	218,217
Pathward Financial Inc	17,909	1,182,173
PCB Bancorp	10,609	199,343
Peapack-Gladstone Financial Corp	16,517	452,731
Peoples Bancorp Inc/OH	34,605	1,041,264
Peoples Bancorp of North Carolina Inc	4,100	104,098
Peoples Financial Services Corp	6,936	325,160
Pioneer Bancorp Inc/NY (b)	11,114	121,921
Plumas Bancorp	5,429	221,395
Ponce Financial Group Inc (b)	18,593	217,352
Preferred Bank/Los Angeles CA	12,447	998,872
Premier Financial Corp	35,461	832,624
Primis Financial Corp	20,372	248,131
Princeton Bancorp Inc	4,940	182,681
Provident Bancorp Inc (b)	14,530	156,779
Provident Financial Services Inc	125,440	2,328,166
QCR Holdings Inc	16,291	1,206,023
RBB Bancorp	16,312	375,502
Red River Bancshares Inc	4,429	230,308
Renasant Corp	61,122	1,986,465
Republic Bancorp Inc/KY Class A	8,309	542,578
S&T Bancorp Inc	38,276	1,606,444
Sandy Spring Bancorp Inc	44,042	1,381,598
Seacoast Banking Corp of Florida	84,523	2,252,538
ServisFirst Bancshares Inc	36,438	2,931,437
Shore Bancshares Inc	27,749	388,209
Sierra Bancorp	12,701	366,805
Simmons First National Corp Class A	123,624	2,662,861
SmartFinancial Inc	15,610	454,875
South Plains Financial Inc	11,458	388,655
Southern First Bancshares Inc (b)	7,364	250,965
Southern Missouri Bancorp Inc	9,540	538,915
Southern States Bancshares Inc	8,370	257,210
Southside Bancshares Inc	28,376	948,610
SouthState Corp	76,027	7,388,304
Stellar Bancorp Inc	49,106	1,271,354
Sterling Bancorp Inc/MI (b)	20,044	91,199
Stock Yards Bancorp Inc	25,664	1,590,911
Texas Capital Bancshares Inc (b)	46,057	3,291,233
Third Coast Bancshares Inc (b)	11,458	306,731
Timberland Bancorp Inc/WA	7,467	225,951
Tompkins Financial Corp	12,731	735,724
Towne Bank/Portsmouth VA	70,264	2,322,928
TriCo Bancshares	32,006	1,365,056
Triumph Financial Inc (b)	1,886	150,012
TrustCo Bank Corp NY	18,525	612,622
Trustmark Corp	60,788	1,934,274
UMB Financial Corp	44,825	4,711,556
United Bankshares Inc/WV	132,103	4,901,021
United Community Banks Inc/GA	119,660	3,479,713
Unity Bancorp Inc	7,018	239,033
Univest Financial Corp	28,963	815,019
USCB Financial Holdings Inc	7,342	111,966
Valley National Bancorp	430,582	3,901,073
Veritex Holdings Inc	52,619	1,384,932
Virginia National Bankshares Corp	4,804	200,087
WaFd Inc	66,606	2,321,219
Washington Trust Bancorp Inc	16,355	526,795
WesBanco Inc	57,118	1,700,974
West BanCorp Inc	15,974	303,666
Westamerica BanCorp	25,555	1,262,928
WSFS Financial Corp	59,265	3,021,922
		239,606,603
Capital Markets - 0.5%
AlTi Global Inc Class A (b)(c)	33,120	123,869
BGC Group Inc Class A	363,774	3,339,446
Diamond Hill Investment Group Inc	367	59,311
Donnelley Financial Solutions Inc (b)	9,059	596,354
Forge Global Holdings Inc Class A (b)	112,856	147,841
GCM Grosvenor Inc Class A	5,489	62,135
MarketWise Inc Class A	32,325	21,603
P10 Inc Class A	6,426	68,822
Silvercrest Asset Management Group Inc Class A	9,487	163,556
StoneX Group Inc (b)	24,257	1,986,163
Value Line Inc	34	1,581
Virtus Invt Partners Inc	1,154	241,705
		6,812,386
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)	5,259	184,486
Bread Financial Holdings Inc	49,685	2,364,012
Consumer Portfolio Services Inc (b)(c)	7,724	72,451
Encore Capital Group Inc (b)(c)	23,059	1,089,999
Enova International Inc (b)	25,457	2,133,042
Green Dot Corp Class A (b)	53,077	621,532
LendingClub Corp (b)	110,214	1,259,746
Lendingtree Inc (b)	833	48,339
Medallion Financial Corp (c)	18,828	153,260
Navient Corp	76,422	1,191,419
Nelnet Inc Class A	14,034	1,589,772
PRA Group Inc (b)	38,794	867,434
PROG Holdings Inc	34,731	1,684,106
Regional Management Corp	7,122	232,961
World Acceptance Corp (b)	298	35,157
		13,527,716
Financial Services - 3.3%
Acacia Research Corp (b)	39,472	183,940
Alerus Financial Corp	18,054	413,076
Burford Capital Ltd (United States)	200,462	2,658,126
Cannae Holdings Inc	55,436	1,056,610
Cass Information Systems Inc	2,238	92,832
Compass Diversified Holdings	66,515	1,471,977
Enact Holdings Inc	29,126	1,058,148
Essent Group Ltd	104,193	6,698,568
Federal Agricultural Mortgage Corp Class C	958	179,539
HA Sustainable Infrastructure Capital Inc	112,426	3,875,324
I3 Verticals Inc Class A (b)	21,142	450,536
Jackson Financial Inc	76,330	6,963,586
Marqeta Inc Class A (b)	63,675	313,281
Merchants Bancorp/IN	18,200	818,272
Mr Cooper Group Inc (b)	40,222	3,707,664
NewtekOne Inc	23,586	293,882
NMI Holdings Inc (b)	72,652	2,992,536
Onity Group Inc (b)	5,995	191,480
Payoneer Global Inc (b)	69,008	519,630
Paysafe Ltd (b)	32,683	733,080
PennyMac Financial Services Inc	11,922	1,358,750
Radian Group Inc	151,079	5,240,931
Repay Holdings Corp Class A (b)	90,953	742,176
Sezzle Inc (b)	259	44,182
SWK Holdings Corp (b)	2,723	47,081
USA Technologies Inc (b)	3,607	26,691
Velocity Financial Inc (b)(c)	8,626	169,156
Walker & Dunlop Inc	8,890	1,009,815
Waterstone Financial Inc	15,646	229,996
		43,540,865
Insurance - 2.0%
Ambac Financial Group Inc/Old (b)	42,166	472,681
American Coastal Insurance Corp (b)	13,623	153,531
Amerisafe Inc	10,608	512,685
Bowhead Specialty Holdings Inc	5,284	148,005
CNO Financial Group Inc	105,159	3,691,081
Donegal Group Inc Class A	14,780	217,857
Employers Holdings Inc	24,050	1,153,679
Enstar Group Ltd (b)	12,578	4,044,959
F&G Annuities & Life Inc	17,724	792,617
Genworth Financial Inc Class A (b)	425,877	2,917,257
GoHealth Inc Class A (b)	4,096	38,420
Greenlight Capital Re Ltd Class A (b)	27,202	371,307
Heritage Insurance Holdings Inc (b)	22,971	281,165
Hippo Holdings Inc (b)(c)	20,111	339,474
Horace Mann Educators Corp	40,672	1,421,486
Investors Title Co	1,215	279,207
James River Group Holdings Ltd	31,190	195,561
Lemonade Inc (b)(c)	9,444	155,732
Maiden Holdings Ltd (b)	85,226	150,850
MBIA Inc (c)	44,162	157,658
Mercury General Corp	23,535	1,482,234
NI Holdings Inc (b)	7,288	114,276
ProAssurance Corp (b)	50,275	756,136
Safety Insurance Group Inc	14,566	1,191,207
Selective Insurance Group Inc	8,843	825,052
Selectquote Inc (b)	134,883	292,696
Skyward Specialty Insurance Group Inc (b)	28,345	1,154,492
Stewart Information Services Corp	27,025	2,019,849
Tiptree Inc Class A	19,694	385,412
United Fire Group Inc	20,727	433,816
Universal Insurance Holdings Inc	19,979	442,735
		26,593,117
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
AG Mortgage Investment Trust Inc	24,738	185,782
Angel Oak Mortgage REIT Inc	8,747	91,231
Apollo Commercial Real Estate Finance Inc	145,541	1,337,522
Arbor Realty Trust Inc (c)	184,497	2,870,773
Ares Commercial Real Estate Corp	54,638	382,466
ARMOUR Residential REIT Inc	50,393	1,028,017
Blackstone Mortgage Trust Inc Class A (c)	174,353	3,314,451
Brightspire Capital Inc Class A	135,481	758,694
Chimera Investment Corp	80,476	1,273,935
Claros Mortgage Trust Inc	86,866	650,626
Dynex Capital Inc	72,880	929,949
Ellington Financial Inc	82,816	1,067,498
Franklin BSP Realty Trust Inc	85,160	1,112,190
Granite Point Mortgage Trust Inc	49,250	156,123
Invesco Mortgage Capital Inc	51,149	480,289
Kkr Real Estate Finance Trust Inc	43,640	538,954
Ladder Capital Corp Class A	116,631	1,352,920
MFA Financial Inc	105,816	1,345,980
New York Mortgage Trust Inc	92,625	586,316
Nexpoint Real Estate Finance Inc	7,872	123,039
Orchid Island Capital Inc	72,178	593,303
Pennymac Mortgage Investment Trust	88,286	1,258,958
Ready Capital Corp	162,839	1,242,462
Redwood Trust Inc	131,026	1,012,831
Seven Hills Realty Trust	14,708	202,529
Sunrise Realty Trust Inc	5,735	82,526
TPG RE Finance Trust Inc	60,777	518,428
Two Harbors Investment Corp	107,010	1,485,299
		25,983,091
TOTAL FINANCIALS		356,063,778

Health Care - 9.2%
Biotechnology - 4.3%
2seventy bio Inc (b)(c)	48,492	228,882
4D Molecular Therapeutics Inc (b)	17,532	189,521
89bio Inc (b)	83,493	617,848
Absci Corp (b)	22,318	85,255
ACELYRIN Inc (b)	73,383	361,778
Achieve Life Sciences Inc (b)	12,442	58,975
Acrivon Therapeutics Inc (b)	11,946	83,622
Acumen Pharmaceuticals Inc (b)	41,152	102,057
Adverum Biotechnologies Inc (b)	20,343	142,808
Agenus Inc (b)(c)	17,378	95,231
Agios Pharmaceuticals Inc (b)	56,435	2,507,407
Akebia Therapeutics Inc (b)	189,318	249,900
Akero Therapeutics Inc (b)	56,434	1,619,091
Aldeyra Therapeutics Inc (b)	45,094	243,057
Allogene Therapeutics Inc (b)(c)	127,700	357,560
Altimmune Inc (b)(c)	32,411	199,004
Anavex Life Sciences Corp (b)(c)	55,063	312,758
Anika Therapeutics Inc (b)	10,288	254,114
Annexon Inc (b)	95,996	568,296
Applied Therapeutics Inc (b)	37,705	320,493
Arbutus Biopharma Corp (b)	9,978	38,415
Arcturus Therapeutics Holdings Inc (b)	2,523	58,559
ArriVent Biopharma Inc (c)	11,082	260,427
Astria Therapeutics Inc (b)	6,881	75,760
Atossa Therapeutics Inc (b)(c)	103,648	157,545
Aura Biosciences Inc (b)	46,198	411,624
Avid Bioservices Inc (b)	3,422	38,942
Beam Therapeutics Inc (b)	76,418	1,872,241
Black Diamond Therapeutics Inc (b)(c)	11,835	51,482
Bluebird Bio Inc (b)(c)	187,522	97,418
Boundless Bio Inc (b)	2,480	8,606
Bridgebio Pharma Inc (b)	52,682	1,341,284
C4 Therapeutics Inc (b)(c)	59,483	339,053
Cabaletta Bio Inc (b)	32,994	155,732
Capricor Therapeutics Inc (b)(c)	4,183	63,623
Cardiff Oncology Inc (b)	23,931	63,896
CareDx Inc (b)	39,272	1,226,268
Cargo Therapeutics Inc (b)(c)	30,824	568,703
Caribou Biosciences Inc (b)	83,891	164,426
Cartesian Therapeutics Inc rights (b)(e)	65,209	28,040
Celcuity Inc (b)	1,423	21,217
Celldex Therapeutics Inc (b)	11,992	407,608
Century Therapeutics Inc (b)(c)	45,928	78,537
CG oncology Inc	18,643	703,400
Chinook Therapeutics Inc rights (b)(e)	488	0
Cibus Inc Class A (b)(c)	14,671	47,827
Cogent Biosciences Inc (b)	6,024	65,059
Coherus Biosciences Inc (b)(c)	79,774	82,965
Compass Therapeutics Inc (b)	102,705	188,977
Corbus Pharmaceuticals Holdings Inc (b)(c)	4,084	84,253
Cullinan Therapeutics Inc (b)	5,823	97,477
Cytokinetics Inc (b)	103,305	5,454,504
Day One Biopharmaceuticals Inc (b)	5,418	75,473
Denali Therapeutics Inc (b)	53,249	1,551,143
Design Therapeutics Inc (b)(c)	31,560	169,793
Dianthus Therapeutics Inc (b)(c)	22,218	608,329
Disc Medicine Inc (b)	17,550	862,407
Dynavax Technologies Corp (b)	25,577	284,928
Editas Medicine Inc (b)(c)	82,570	281,564
Elevation Oncology Inc (b)	19,883	11,928
Eliem Therapeutics Inc (b)	27,692	140,952
Enanta Pharmaceuticals Inc (b)	19,642	203,491
Entrada Therapeutics Inc (b)	24,599	393,092
Erasca Inc (b)(c)	177,983	485,894
Fate Therapeutics Inc (b)	101,063	353,721
Foghorn Therapeutics Inc (b)	10,510	97,848
Galectin Therapeutics Inc (b)(c)	6,940	19,085
Generation Bio CO (b)	49,901	123,255
Geron Corp (b)	176,392	800,820
Gyre Therapeutics Inc (b)(c)	6,400	80,256
Heron Therapeutics Inc (b)(c)	106,736	212,405
HilleVax Inc (b)	23,877	42,024
IGM Biosciences Inc (b)(c)	1,325	21,916
ImmunityBio Inc (b)(c)	31,827	118,396
Inhibrx Biosciences Inc	4,229	66,226
Inovio Pharmaceuticals Inc (b)(c)	25,748	148,823
Inozyme Pharma Inc (b)(c)	51,902	271,447
Intellia Therapeutics Inc (b)	96,068	1,974,197
Invivyd Inc (b)	77,343	78,890
Ironwood Pharmaceuticals Inc Class A (b)	91,501	376,984
iTeos Therapeutics Inc (b)	26,437	269,922
Kodiak Sciences Inc (b)	31,722	82,794
Korro Bio Inc (b)	4,543	151,827
Kyverna Therapeutics Inc	6,251	30,567
LENZ Therapeutics Inc (c)	12,622	299,646
Lexeo Therapeutics Inc	473	4,275
Lexicon Pharmaceuticals Inc (b)	70,867	111,261
Lyell Immunopharma Inc (b)	161,944	223,483
MacroGenics Inc (b)	9,038	29,735
MannKind Corp (b)	61,159	384,690
MeiraGTx Holdings plc (b)	12,558	52,367
Mersana Therapeutics Inc (b)	53,593	101,291
Metagenomi Inc	2,330	5,055
MiMedx Group Inc (b)	63,875	377,501
Mineralys Therapeutics Inc (b)	22,439	271,736
Monte Rosa Therapeutics Inc (b)	41,463	219,754
Myriad Genetics Inc (b)	89,345	2,447,160
Neurogene Inc (b)	4,902	205,688
Nkarta Inc (b)	53,865	243,470
Novavax Inc (b)(c)	32,069	405,031
Nurix Therapeutics Inc (b)	20,068	450,928
Olema Pharmaceuticals Inc (b)	29,452	351,657
OmniAb Operations Inc (b)(e)	3,625	10,368
OmniAb Operations Inc (b)(e)	3,625	9,497
Organogenesis Holdings Inc Class A (b)	64,075	183,255
ORIC Pharmaceuticals Inc (b)	47,835	490,309
Outlook Therapeutics Inc (b)(c)	5,727	30,582
PepGen Inc (b)	1,856	15,869
Perspective Therapeutics Inc (b)	10,180	135,903
Poseida Therapeutics Inc (b)	49,117	140,475
Precigen Inc (b)(c)	111,551	105,650
Prelude Therapeutics Inc (b)(c)	13,269	27,467
ProKidney Corp Class A (b)(c)	22,511	43,221
PTC Therapeutics Inc (b)	18,219	675,925
Puma Biotechnology Inc (b)	26,084	66,514
Pyxis Oncology Inc (b)(c)	48,522	178,076
Q32 Bio Inc (b)	6,061	270,442
RAPT Therapeutics Inc (b)	27,958	56,196
REGENXBIO Inc (b)	45,594	478,281
Regulus Therapeutics Inc (b)	45,656	71,680
Relay Therapeutics Inc (b)	99,035	701,168
Renovaro Inc (b)	17,185	8,306
Replimune Group Inc (b)	60,642	664,636
REVOLUTION Medicines Inc (b)	52,866	2,397,473
Rigel Pharmaceuticals Inc (b)	3,833	62,018
Sage Therapeutics Inc (b)	54,446	393,100
Savara Inc (b)	22,535	95,548
Scholar Rock Holding Corp (b)	6,548	52,449
Shattuck Labs Inc (b)(c)	12,746	44,484
Skye Bioscience Inc (b)	14,477	56,605
Solid Biosciences Inc (b)	20,465	142,641
Spyre Therapeutics Inc (b)	31,348	921,945
Summit Therapeutics Inc (b)(c)	4,671	102,295
Sutro Biopharma Inc (b)	81,971	283,620
Tenaya Therapeutics Inc (b)	39,981	77,163
Tevogen Bio Holdings Inc Class A (b)	8,341	3,072
Tourmaline Bio Inc	23,023	591,921
Travere Therapeutics Inc (b)	73,735	1,031,553
TScan Therapeutics Inc (b)	13,775	68,600
UroGen Pharma Ltd (b)(c)	7,733	98,209
Vanda Pharmaceuticals Inc (b)	55,990	262,593
Veracyte Inc (b)	76,824	2,615,089
Verve Therapeutics Inc (b)(c)	72,053	348,737
Vir Biotechnology Inc (b)	89,765	672,340
Viridian Therapeutics Inc (b)	16,527	375,989
Voyager Therapeutics Inc (b)	45,468	265,988
Werewolf Therapeutics Inc (b)	22,326	47,331
XBiotech Inc (b)	19,490	150,658
Xencor Inc (b)	31,849	640,483
XOMA Royalty Corp (b)	2,867	75,918
Zentalis Pharmaceuticals Inc (b)	55,886	205,660
Zymeworks Inc (b)	56,221	705,574
		56,579,526
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (b)	4,092	7,365
AngioDynamics Inc (b)	37,963	295,352
Artivion Inc (b)	9,739	259,252
AtriCure Inc (b)	16,406	460,024
Avanos Medical Inc (b)	45,365	1,090,121
Bioventus Inc (b)	24,617	294,173
Embecta Corp	51,962	732,664
Fractyl Health Inc	12,708	32,151
ICU Medical Inc (b)	21,395	3,898,597
Inmode Ltd (b)	69,396	1,176,262
Inogen Inc (b)	24,285	235,565
Integer Holdings Corp (b)	9,960	1,294,800
Integra LifeSciences Holdings Corp (b)	66,937	1,216,245
LivaNova PLC (b)	51,115	2,685,582
Neogen Corp (b)(c)	217,560	3,657,184
Nevro Corp (b)	35,912	200,748
Omnicell Inc (b)	45,480	1,982,928
OraSure Technologies Inc (b)	71,182	303,947
Orchestra BioMed Holdings Inc (b)	13,662	70,223
Orthofix Medical Inc (b)	34,050	531,861
OrthoPediatrics Corp (b)	16,736	453,713
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	1,203	6,255
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	1,203	6,255
SI-BONE Inc (b)	7,616	106,472
Stereotaxis Inc (b)	4,228	8,625
Surmodics Inc (b)	4,870	188,859
Tactile Systems Technology Inc (b)	24,005	350,713
Utah Medical Products Inc	3,217	215,249
Varex Imaging Corp (b)	38,592	460,017
Zimvie Inc (b)	27,395	434,759
		22,655,961
Health Care Providers & Services - 1.6%
Accolade Inc (b)	49,609	190,995
AdaptHealth Corp (b)	57,659	647,511
Addus HomeCare Corp (b)	10,523	1,399,875
Ardent Health Partners Inc	3,576	65,727
Aveanna Healthcare Holdings Inc (b)	16,866	87,703
Brookdale Senior Living Inc (b)	26,935	182,889
Castle Biosciences Inc (b)	17,677	504,148
Community Health Systems Inc (b)	57,748	350,530
Concentra Group Holdings Parent Inc	6,880	153,837
Cross Country Healthcare Inc (b)	31,251	420,013
DocGo Inc Class A (b)	83,150	276,058
Enhabit Inc (b)	44,733	353,391
Fulgent Genetics Inc (b)	19,495	423,626
GeneDx Holdings Corp Class A (b)	10,959	465,100
Innovage Holding Corp (b)	13,140	78,840
LifeStance Health Group Inc (b)	75,248	526,736
Modivcare Inc (b)	5,473	78,154
National HealthCare Corp	12,535	1,576,527
NeoGenomics Inc (b)	117,391	1,731,517
OPKO Health Inc (b)(c)	326,399	486,335
Option Care Health Inc (b)	90,684	2,838,409
Owens & Minor Inc (b)	63,606	997,978
Patterson Cos Inc	63,962	1,396,930
Pediatrix Medical Group Inc (b)	83,548	968,321
Performant Financial Corp (b)	22,458	83,993
PetIQ Inc Class A (b)	22,879	703,987
Quipt Home Medical Corp (United States) (b)	36,140	105,529
Select Medical Holdings Corp	33,955	1,184,011
Sonida Senior Living Inc (b)	1,531	40,938
Surgery Partners Inc (b)	76,629	2,470,519
		20,790,127
Health Care Technology - 0.2%
Definitive Healthcare Corp Class A (b)	53,620	239,681
Health Catalyst Inc (b)	53,379	434,505
HealthStream Inc	16,158	465,997
LifeMD Inc (b)	13,615	71,343
Teladoc Health Inc (b)	143,241	1,314,953
Waystar Holding Corp	15,051	419,772
		2,946,251
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp (b)	116,366	595,794
BioLife Solutions Inc (b)	4,110	102,914
Codexis Inc (b)	62,340	192,007
Conduit Pharmaceuticals Inc Class A (b)	8,420	998
CryoPort Inc (b)	7,632	61,896
Cytek Biosciences Inc (b)	121,689	674,158
Harvard Bioscience Inc (b)	28,360	76,288
Lifecore Biomedical Inc (b)(c)	20,524	101,183
MaxCyte Inc (United States) (b)	104,884	407,999
Mesa Laboratories Inc	3,456	448,796
Nautilus Biotechnology Inc Class A (b)	47,505	135,389
OmniAb Inc (b)(c)	79,986	338,341
Pacific Biosciences of California Inc (b)(c)	274,917	467,359
Quanterix Corp (b)	30,971	401,384
Quantum-Si Inc Class A (b)	97,572	86,078
Standard BioTools Inc (b)(c)	227,472	439,021
		4,529,605
Pharmaceuticals - 1.1%
Alto Neuroscience Inc	8,160	93,350
Alumis Inc (c)	5,669	60,545
Amneal Intermediate Inc Class A (b)	25,493	212,102
ANI Pharmaceuticals Inc (b)	5,400	322,164
Aquestive Therapeutics Inc (b)(c)	54,988	273,840
Atea Pharmaceuticals Inc (b)	75,716	253,649
Biote Corp Class A (b)	1,082	6,038
Contineum Therapeutics Inc Class A (c)	2,228	42,644
CorMedix Inc (b)(c)	5,415	43,753
Enliven Therapeutics Inc (b)	1,790	45,717
Esperion Therapeutics Inc New (b)(c)	138,229	228,078
EyePoint Pharmaceuticals Inc (b)(c)	27,457	219,381
Fulcrum Therapeutics Inc (b)	35,936	128,292
Innoviva Inc (b)(c)	49,566	957,119
Ligand Pharmaceuticals Inc (b)	17,070	1,708,536
Lyra Therapeutics Inc (b)(c)	18,727	4,813
Nektar Therapeutics (b)	181,571	236,042
Nuvation Bio Inc Class A (b)	180,658	413,707
Omeros Corp (b)(c)	36,398	144,500
Pacira BioSciences Inc (b)	42,125	633,981
Phathom Pharmaceuticals Inc (b)(c)	26,508	479,265
Phibro Animal Health Corp Class A	15,447	347,866
Pliant Therapeutics Inc (b)	56,949	638,398
Prestige Consumer Healthcare Inc (b)	49,192	3,546,744
Rapport Therapeutics Inc (b)	3,996	81,838
SIGA Technologies Inc	12,861	86,812
Supernus Pharmaceuticals Inc (b)	46,554	1,451,554
Telomir Pharmaceuticals Inc (c)	2,060	13,225
Terns Pharmaceuticals Inc (b)	54,845	457,407
Theravance Biopharma Inc (b)	36,004	290,192
Third Harmonic Bio Inc (b)	20,062	271,840
Trevi Therapeutics Inc (b)	24,301	81,165
Ventyx Biosciences Inc (b)	59,591	129,908
WaVe Life Sciences Ltd (b)	11,009	90,274
Zevra Therapeutics Inc (b)	19,719	136,850
		14,131,589
TOTAL HEALTH CARE		121,633,059

Industrials - 11.9%
Aerospace & Defense - 0.8%
AAR Corp (b)	27,368	1,788,772
AerSale Corp (b)	32,806	165,670
Archer Aviation Inc Class A (b)(c)	12,853	38,945
Astronics Corp (b)	28,813	561,277
Ducommun Inc (b)	13,411	882,846
Intuitive Machines Inc Class A (b)(c)	27,005	217,390
Kratos Defense & Security Solutions Inc (b)	82,365	1,919,105
Mercury Systems Inc (b)	54,649	2,022,014
National Presto Industries Inc	5,111	384,041
Park Aerospace Corp	10,299	134,196
Redwire Corp Class A (b)(c)	16,836	115,663
Terran Orbital Corp Class A (b)	135,229	33,970
Triumph Group Inc (b)	73,235	943,999
V2X Inc (b)	12,148	678,587
Virgin Galactic Holdings Inc Class A (b)(c)	17,033	103,901
		9,990,376
Air Freight & Logistics - 0.4%
Air Transport Services Group Inc (b)	50,750	821,643
Forward Air Corp Class A (c)	24,894	881,248
Hub Group Inc Class A	61,016	2,773,177
Radiant Logistics Inc (b)	36,202	232,778
		4,708,846
Building Products - 1.2%
American Woodmark Corp (b)	14,607	1,365,024
Apogee Enterprises Inc	14,951	1,046,794
AZZ Inc	5,199	429,489
Caesarstone Ltd (b)	19,489	88,870
Gibraltar Industries Inc (b)	15,969	1,116,712
Insteel Industries Inc	10,330	321,160
JELD-WEN Holding Inc (b)	55,683	880,348
Masterbrand Inc (b)	126,483	2,344,995
Quanex Building Products Corp	44,037	1,222,027
Resideo Technologies Inc (b)	145,614	2,932,666
UFP Industries Inc	26,315	3,452,792
Zurn Elkay Water Solutions Corp	7,493	269,298
		15,470,175
Commercial Services & Supplies - 1.8%
ABM Industries Inc	63,004	3,324,091
ACCO Brands Corp	91,977	503,114
Aris Water Solutions Inc Class A	25,722	433,930
Bridger Aerospace Group Holdings Inc (b)	5,679	12,607
BrightView Holdings Inc (b)	58,544	921,483
CompX International Inc Class A	678	19,804
CoreCivic Inc (b)	109,632	1,386,845
Deluxe Corp	44,350	864,382
Ennis Inc	25,349	616,488
Enviri Corp (b)	79,524	822,278
GEO Group Inc/The (b)	123,684	1,589,339
Healthcare Services Group Inc (b)	73,438	820,302
HNI Corp	24,584	1,323,603
Interface Inc	51,892	984,391
Matthews International Corp Class A	29,401	682,103
MillerKnoll Inc	69,634	1,724,138
NL Industries Inc	8,343	61,988
OPENLANE Inc (b)	106,039	1,789,938
Pitney Bowes Inc	113,379	808,392
Quad/Graphics Inc Class A	10,566	47,970
Steelcase Inc Class A	92,432	1,246,908
UniFirst Corp/MA	15,026	2,984,915
Virco Mfg. Corp	9,944	137,327
VSE Corp	13,408	1,109,244
		24,215,580
Construction & Engineering - 0.7%
Ameresco Inc Class A (b)	21,404	812,068
Arcosa Inc	48,498	4,595,670
Concrete Pumping Holdings Inc (b)	23,059	133,512
Fluor Corp (b)	14,297	682,110
Granite Construction Inc	7,929	628,611
Great Lakes Dredge & Dock Corp (b)	65,465	689,346
Matrix Service Co (b)	26,506	305,614
Northwest Pipe Co (b)	8,069	364,154
Orion Group Holdings Inc (b)	26,073	150,441
Primoris Services Corp	4,289	249,105
Southland Holdings Inc (b)	8,827	32,660
Tutor Perini Corp (b)	43,598	1,184,122
		9,827,413
Electrical Equipment - 0.8%
Allient Inc	13,533	256,992
Blink Charging Co (b)(c)	53,558	92,120
Bloom Energy Corp Class A (b)(c)	17,116	180,745
ChargePoint Holdings Inc Class A (b)(c)	177,439	243,091
Energy Vault Holdings Inc Class A (b)(c)	102,250	98,160
EnerSys	3,318	338,602
FuelCell Energy Inc (b)(c)	491,556	186,791
GrafTech International Ltd (b)	15,661	20,673
LSI Industries Inc	8,477	136,904
NANO Nuclear Energy Inc (c)	3,390	48,850
Net Power Inc Class A (b)(c)	21,042	147,504
NEXTracker Inc Class A (b)	36,934	1,384,286
Plug Power Inc (b)(c)	684,631	1,547,266
Preformed Line Products Co	2,271	290,870
SES AI Corp Class A (b)(c)	117,886	75,423
SolarMax Technology Inc (b)(c)	2,790	1,762
Stem Inc Class A (b)(c)	149,920	52,202
Sunrun Inc (b)	218,042	3,937,839
Thermon Group Holdings Inc (b)	30,116	898,661
TPI Composites Inc (b)(c)	47,111	214,355
Ultralife Corp (b)	8,803	79,579
Vicor Corp (b)	10,205	429,631
		10,662,306
Ground Transportation - 0.4%
Covenant Logistics Group Inc Class A	6,702	354,134
Ftai Infrastructure Inc	101,198	947,213
Heartland Express Inc	27,050	332,174
Hertz Global Holdings Inc (b)(c)	121,818	401,999
Marten Transport Ltd	45,990	814,023
PAM Transportation Services Inc (b)	5,386	99,641
Proficient Auto Logistics Inc	10,494	148,805
Universal Logistics Holdings Inc	4,690	202,186
Werner Enterprises Inc	53,216	2,053,606
		5,353,781
Machinery - 2.6%
3D Systems Corp (b)(c)	128,984	366,315
Albany International Corp Class A	23,570	2,094,195
Astec Industries Inc	22,779	727,561
Barnes Group Inc	46,363	1,873,529
Columbus McKinnon Corp/NY	28,206	1,015,416
Commercial Vehicle Group Inc (b)	30,905	100,441
Douglas Dynamics Inc	3,750	103,425
Eastern Co/The	5,203	168,837
Enpro Inc	18,835	3,054,660
ESCO Technologies Inc	13,195	1,701,891
Gencor Industries Inc (b)	10,549	220,052
Greenbrier Cos Inc/The	30,612	1,557,845
Helios Technologies Inc	10,359	494,124
Hillenbrand Inc	46,423	1,290,559
Hillman Solutions Corp Class A (b)	163,715	1,728,830
Hyliion Holdings Corp Class A (b)(c)	144,241	357,718
Hyster-Yale Inc Class A	4,570	291,429
John Bean Technologies Corp	29,438	2,899,937
Kennametal Inc	79,044	2,049,611
L B Foster Co Class A (b)	9,143	186,791
Lindsay Corp	5,364	668,569
Manitowoc Co Inc/The (b)	33,922	326,330
Mayville Engineering CO Inc (b)	12,157	256,270
Miller Industries Inc/TN	10,516	641,476
Mueller Industries Inc	8,694	644,225
Nikola Corp (b)	1	5
NN Inc (b)	46,182	180,110
Park-Ohio Holdings Corp	8,664	265,985
Proto Labs Inc (b)	25,819	758,304
REV Group Inc	11,526	323,420
Shyft Group Inc/The	31,913	400,508
Standex International Corp	2,737	500,269
Tennant CO	10,510	1,009,380
Terex Corp	66,531	3,520,156
Titan International Inc (b)	49,596	403,215
Trinity Industries Inc	6,641	231,372
Twin Disc Inc	11,230	140,263
Wabash National Corp	43,302	830,965
		33,383,988
Marine Transportation - 0.4%
Genco Shipping & Trading Ltd	42,182	822,549
Matson Inc	33,903	4,835,246
Pangaea Logistics Solutions Ltd	31,432	227,253
		5,885,048
Passenger Airlines - 0.5%
Allegiant Travel Co	15,375	846,548
Blade Air Mobility Inc (b)	56,699	166,694
JetBlue Airways Corp (b)	312,006	2,046,759
SkyWest Inc (b)	39,599	3,366,707
Spirit Airlines Inc (c)	108,464	260,314
Sun Country Airlines Holdings Inc (b)	20,817	233,359
		6,920,381
Professional Services - 1.0%
Alight Inc Class A (b)	422,627	3,127,441
Asure Software Inc (b)	23,983	217,046
Barrett Business Services Inc	2,491	93,437
BlackSky Technology Inc Class A (b)(c)	13,746	65,156
Conduent Inc (b)	156,308	629,921
DLH Holdings Corp (b)	4,908	45,939
First Advantage Corp	20,670	410,300
Forrester Research Inc (b)	11,136	200,559
Heidrick & Struggles International Inc	20,149	782,990
HireQuest Inc	1,027	14,542
IBEX Holdings Ltd (b)	9,015	180,120
Kelly Services Inc Class A	30,566	654,418
Korn Ferry	51,925	3,906,838
Mistras Group Inc (b)	21,209	241,146
NV5 Global Inc (b)	11,527	1,077,544
Planet Labs PBC Class A (b)(c)	214,430	478,179
Resources Connection Inc	31,556	306,093
Sterling Check Corp (b)(c)	13,438	224,683
TrueBlue Inc (b)	27,593	217,709
TTEC Holdings Inc	19,121	112,240
Willdan Group Inc (b)	12,632	517,280
		13,503,581
Trading Companies & Distributors - 1.3%
Beacon Roofing Supply Inc (b)	4,274	369,402
BlueLinx Holdings Inc (b)	8,235	868,134
Boise Cascade Co	20,682	2,915,748
Custom Truck One Source Inc Class A (b)(c)	16,400	56,580
Distribution Solutions Group Inc (b)	1,202	46,289
DNOW Inc (b)	105,055	1,358,361
DXP Enterprises Inc/TX (b)	11,416	609,158
EVI Industries Inc	986	19,059
GATX Corp	35,452	4,695,618
GMS Inc (b)	4,051	366,899
H&E Equipment Services Inc	2,644	128,710
Hudson Technologies Inc (b)	37,813	315,360
Mrc Global Inc (b)	84,074	1,071,103
Rush Enterprises Inc Class A	63,103	3,333,731
Rush Enterprises Inc Class B	6,407	307,216
Titan Machinery Inc (b)	19,960	278,043
Willis Lease Finance Corp	2,837	422,174
		17,161,585
TOTAL INDUSTRIALS		157,083,060

Information Technology - 5.7%
Communications Equipment - 0.9%
ADTRAN Holdings Inc	79,759	472,971
Applied Optoelectronics Inc (b)(c)	37,372	534,793
Aviat Networks Inc (b)	11,423	247,079
Calix Inc (b)	15,556	603,417
Clearfield Inc (b)(c)	12,131	472,624
CommScope Holding Co Inc (b)	210,658	1,287,120
Digi International Inc (b)	35,793	985,381
Extreme Networks Inc (b)	58,475	878,879
Netgear Inc (b)	28,012	561,921
NetScout Systems Inc (b)	68,608	1,492,225
Ribbon Communications Inc (b)	91,250	296,563
Viasat Inc (b)	123,579	1,475,533
Viavi Solutions Inc (b)	219,274	1,977,852
		11,286,358
Electronic Equipment, Instruments & Components - 2.2%
908 Devices Inc (b)	21,950	76,167
Aeva Technologies Inc (b)(c)	22,951	75,508
Bel Fuse Inc Class A (c)	1,899	188,818
Bel Fuse Inc Class B	10,130	795,306
Belden Inc	18,852	2,208,135
Benchmark Electronics Inc	35,873	1,589,891
CTS Corp	6,864	332,080
Daktronics Inc (b)	32,246	416,296
ePlus Inc (b)	8,705	856,050
FARO Technologies Inc (b)	19,185	367,201
Iteris Inc (b)	3,445	24,596
Itron Inc (b)	4,501	480,752
Kimball Electronics Inc (b)	23,866	441,760
Knowles Corp (b)	86,664	1,562,552
Methode Electronics Inc	33,935	405,863
MicroVision Inc (b)(c)	93,058	106,086
Mirion Technologies Inc Class A (b)	173,970	1,925,848
nLight Inc (b)	44,024	470,617
OSI Systems Inc (b)	936	142,113
Ouster Inc Class A (b)	36,547	230,246
PAR Technology Corp (b)(c)	2,134	111,139
PC Connection Inc	11,551	871,292
Plexus Corp (b)	18,980	2,594,756
Powerfleet Inc NJ (b)	94,527	472,635
Richardson Electronics Ltd/United States	12,104	149,363
Rogers Corp (b)	18,703	2,113,626
Sanmina Corp (b)	53,578	3,667,414
ScanSource Inc (b)	24,609	1,181,970
SmartRent Inc Class A (b)(c)	192,174	332,461
TTM Technologies Inc (b)	101,339	1,849,437
Vishay Intertechnology Inc	125,589	2,374,888
Vishay Precision Group Inc (b)	11,939	309,220
		28,724,086
IT Services - 0.4%
Applied Digital Corp (b)(c)	36,316	299,607
ASGN Inc (b)	34,988	3,261,932
BigBear.ai Holdings Inc (b)(c)	25,213	36,811
Core Scientific Inc (c)	38,442	455,922
Fastly Inc Class A (b)	26,128	197,789
Grid Dynamics Holdings Inc (b)	14,288	200,032
Hackett Group Inc/The	2,527	66,384
Information Services Group Inc	36,912	121,810
Rackspace Technology Inc (b)	66,545	163,035
Thoughtworks Holding Inc (b)	100,608	444,687
Unisys Corp (b)	66,302	376,595
		5,624,604
Semiconductors & Semiconductor Equipment - 0.9%
ACM Research Inc Class A (b)	16,298	330,849
Alpha & Omega Semiconductor Ltd (b)	23,354	866,900
Ambarella Inc (b)	18,000	1,015,290
CEVA Inc (b)	3,822	92,301
Cohu Inc (b)	45,869	1,178,833
Diodes Inc (b)	40,659	2,605,836
Everspin Technologies Inc (b)	2,327	13,729
Ichor Holdings Ltd (b)	22,320	709,999
MaxLinear Inc Class A (b)	4,238	61,366
Navitas Semiconductor Corp Class A (b)(c)	108,687	266,283
Photronics Inc (b)	40,858	1,011,644
Rigetti Computing Inc Class A (b)(c)	139,850	109,517
SMART Global Holdings Inc (b)	51,728	1,083,702
Synaptics Inc (b)	35,944	2,788,537
Veeco Instruments Inc (b)	8,811	291,908
		12,426,694
Software - 1.1%
Adeia Inc	17,131	204,030
American Software Inc/GA Class A	31,557	353,123
Aurora Innovation Inc Class A (b)(c)	430,412	2,548,039
Bit Digital Inc (b)(c)	118,640	416,426
Cerence Inc (b)(c)	41,917	132,039
Cipher Mining Inc (b)(c)	57,165	221,229
CommVault Systems Inc (b)	3,097	476,473
Consensus Cloud Solutions Inc (b)	17,938	422,440
CS Disco Inc (b)	10,734	63,116
Daily Journal Corp (b)	411	201,431
Digimarc Corp (b)(c)	959	25,778
Digital Turbine Inc (b)	96,046	294,861
E2open Parent Holdings Inc Class A (b)(c)	204,258	900,778
EverCommerce Inc (b)	6,495	67,288
Instructure Holdings Inc (b)	9,849	231,944
Life360 Inc (b)	1,210	47,614
MARA Holdings Inc (b)(c)	49,591	804,366
Meridianlink Inc (b)	10,640	218,865
NCR Voyix Corp (b)	12,759	173,140
Olo Inc Class A (b)	54,838	271,996
ON24 Inc (b)	26,805	164,047
OneSpan Inc (b)	3,944	65,746
Ooma Inc (b)	21,202	241,491
Pagaya Technologies Ltd Class A (b)(c)	46,878	495,500
PowerSchool Holdings Inc Class A (b)	6,620	151,002
Prairie Operating Co (b)(c)	471	4,126
Rekor Systems Inc (b)	7,875	9,293
Rimini Street Inc (b)	45,356	83,909
Riot Platforms Inc (b)(c)	247,010	1,832,814
Roadzen Inc (b)	12,792	15,222
Silvaco Group Inc	1,167	16,688
SolarWinds Corp	54,951	717,111
SoundThinking Inc (b)	1,015	11,764
Telos Corp (b)	56,273	202,020
Terawulf Inc (b)(c)	15,843	74,145
Verint Systems Inc (b)	61,443	1,556,351
Xperi Inc (b)	45,780	423,007
		14,139,212
Technology Hardware, Storage & Peripherals - 0.2%
CompoSecure Inc Class A (c)	3,030	42,480
Corsair Gaming Inc (b)	34,798	242,194
Diebold Nixdorf Inc (b)	25,327	1,131,104
Eastman Kodak Co (b)	60,830	287,118
Immersion Corp	30,385	271,034
Turtle Beach Corp (b)	6,985	107,150
Xerox Holdings Corp	115,614	1,200,073
		3,281,153
TOTAL INFORMATION TECHNOLOGY		75,482,107

Materials - 4.6%
Chemicals - 1.7%
AdvanSix Inc	25,309	768,887
American Vanguard Corp	23,119	122,531
Arq Inc (b)	22,123	129,862
Aspen Aerogels Inc (b)	45,548	1,261,224
Avient Corp	90,261	4,541,934
Core Molding Technologies Inc (b)	7,267	125,065
Danimer Scientific Inc warrants 7/15/2025 (b)	26,058	2,085
Ecovyst Inc (b)	115,597	791,839
HB Fuller Co	39,018	3,097,249
Innospec Inc	3,669	414,927
Intrepid Potash Inc (b)	10,805	259,320
Koppers Holdings Inc	20,181	737,212
Kronos Worldwide Inc	22,502	280,150
LSB Industries Inc (b)	52,086	418,771
Mativ Holdings Inc	53,766	913,484
Minerals Technologies Inc	31,943	2,466,958
Perimeter Solutions SA (b)	134,141	1,804,196
PureCycle Technologies Inc (b)(c)	99,778	947,891
Rayonier Advanced Materials Inc (b)	64,321	550,588
Sensient Technologies Corp	2,113	169,505
Stepan Co	18,903	1,460,257
Tronox Holdings PLC	118,459	1,733,055
Valhi Inc	2,551	85,127
		23,082,117
Construction Materials - 0.4%
Summit Materials Inc Class A (b)	120,858	4,717,088
Containers & Packaging - 0.4%
Greif Inc Class A	24,143	1,512,800
Greif Inc Class B	5,270	368,004
O-I Glass Inc (b)	154,359	2,025,190
Pactiv Evergreen Inc	36,354	418,435
Ranpak Holdings Corp Class A (b)	43,266	282,527
TriMas Corp	40,280	1,028,348
		5,635,304
Metals & Mining - 1.9%
Arch Resources Inc Class A	17,538	2,423,050
Coeur Mining Inc (b)	395,132	2,718,508
Commercial Metals Co	115,429	6,343,979
Compass Minerals International Inc	33,974	408,367
Contango ORE Inc (b)(c)	5,736	110,475
Dakota Gold Corp (b)	24,046	56,749
Haynes International Inc	12,573	748,596
Hecla Mining Co	586,925	3,914,790
Kaiser Aluminum Corp	1,110	80,497
Materion Corp	1,289	144,188
Metallus Inc (b)	42,466	629,771
Olympic Steel Inc	9,487	369,993
Piedmont Lithium Inc (b)(c)	12,827	114,545
Radius Recycling Inc Class A	25,944	481,002
Ryerson Holding Corp	27,561	548,740
SunCoke Energy Inc	84,181	730,691
Tredegar Corp (b)	25,941	189,110
Universal Stainless & Alloy Products Inc (b)	8,849	341,837
Warrior Met Coal Inc	51,706	3,304,013
Worthington Steel Inc	32,544	1,106,821
		24,765,722
Paper & Forest Products - 0.2%
Clearwater Paper Corp (b)	15,822	451,560
Sylvamo Corp	27,566	2,366,541
		2,818,101
TOTAL MATERIALS		61,018,332

Real Estate - 11.4%
Diversified REITs - 1.4%
Alexander & Baldwin Inc	76,304	1,465,037
Alpine Income Property Trust Inc	14,857	270,397
American Assets Trust Inc	50,525	1,350,028
Armada Hoffler Properties Inc Class A	65,336	707,589
Broadstone Net Lease Inc Class A	192,769	3,652,973
CTO Realty Growth Inc	23,553	447,978
Empire State Realty Trust Inc Class A	136,846	1,516,254
Essential Properties Realty Trust Inc	178,066	6,080,954
Gladstone Commercial Corp	36,640	595,034
Global Net Lease Inc	206,294	1,736,995
NexPoint Diversified Real Estate Trust	36,347	227,169
One Liberty Properties Inc	18,110	498,749
		18,549,157
Health Care REITs - 1.4%
American Healthcare REIT Inc	82,421	2,151,188
CareTrust REIT Inc	132,539	4,090,154
Community Healthcare Trust Inc	25,996	471,827
Diversified Healthcare Trust	220,605	924,335
Global Medical REIT Inc	65,644	650,532
LTC Properties Inc	44,361	1,627,605
National Health Investors Inc	42,568	3,578,266
Sabra Health Care REIT Inc	233,186	4,339,591
Universal Health Realty Income Trust	2,905	132,904
		17,966,402
Hotel & Resort REITs - 1.1%
Apple Hospitality REIT Inc	231,968	3,444,725
Braemar Hotels & Resorts Inc	68,440	211,480
Chatham Lodging Trust	51,287	436,965
DiamondRock Hospitality Co	214,948	1,876,496
Pebblebrook Hotel Trust	120,984	1,600,618
RLJ Lodging Trust	156,440	1,436,119
Service Properties Trust	167,420	763,435
Summit Hotel Properties Inc	109,879	753,770
Sunstone Hotel Investors Inc	208,615	2,152,907
Xenia Hotels & Resorts Inc	104,178	1,538,709
		14,215,224
Industrial REITs - 0.7%
Industrial Logistics Properties Trust	67,319	320,438
LXP Industrial Trust	296,321	2,978,026
Plymouth Industrial REIT Inc	43,233	977,066
Terreno Realty Corp	96,505	6,449,429
		10,724,959
Office REITs - 1.6%
Brandywine Realty Trust	177,971	968,162
City Office Reit Inc	41,136	240,234
COPT Defense Properties	114,159	3,462,442
Douglas Emmett Inc	163,289	2,868,988
Easterly Government Properties Inc	102,541	1,392,507
Equity Commonwealth (b)	106,599	2,121,320
Franklin Street Properties Corp	97,589	172,733
Hudson Pacific Properties Inc	138,490	661,982
JBG SMITH Properties	84,884	1,483,772
NET Lease Office Properties (c)	14,971	458,412
Orion Office REIT Inc	61,128	244,512
Paramount Group Inc	187,407	922,042
Peakstone Realty Trust	37,286	508,208
Piedmont Office Realty Trust Inc Class A1	127,539	1,288,144
Postal Realty Trust Inc Class A	17,326	253,653
SL Green Realty Corp	65,886	4,586,325
		21,633,436
Real Estate Management & Development - 1.0%
American Realty Investors Inc (b)	1,486	26,064
Anywhere Real Estate Inc (b)	97,528	495,442
Cushman & Wakefield PLC (b)	229,982	3,134,656
DigitalBridge Group Inc Class A	116,619	1,647,826
Forestar Group Inc (b)	17,029	551,229
FRP Holdings Inc (b)	13,340	398,332
Kennedy-Wilson Holdings Inc	112,541	1,243,578
Marcus & Millichap Inc	23,822	944,066
Maui Land & Pineapple Co Inc (b)	833	18,701
Newmark Group Inc Class A	135,270	2,100,743
Offerpad Solutions Inc Class A (b)(c)	8,295	33,678
Opendoor Technologies Inc Class A (b)	589,066	1,178,132
RE/MAX Holdings Inc Class A (b)	17,462	217,402
RMR Group Inc/The Class A	16,331	414,481
Star Holdings (b)	11,887	164,516
Stratus Properties Inc (b)	5,494	142,789
Tejon Ranch Co (b)	20,569	360,986
Transcontinental Realty Investors Inc (b)	1,141	32,849
		13,105,470
Residential REITs - 0.9%
Apartment Investment and Management Co Class A (b)	74,840	676,554
BRT Apartments Corp	13,149	231,159
Centerspace	15,582	1,098,064
Clipper Realty Inc	2,953	16,831
Elme Communities	90,062	1,584,191
Independence Realty Trust Inc	228,420	4,682,610
NexPoint Residential Trust Inc	23,514	1,034,851
UMH Properties Inc	57,081	1,122,783
Veris Residential Inc	80,396	1,435,873
		11,882,916
Retail REITs - 2.4%
Acadia Realty Trust	105,697	2,481,766
CBL & Associates Properties Inc	8,563	215,788
Getty Realty Corp	51,243	1,630,040
InvenTrust Properties Corp	69,936	1,984,084
Kite Realty Group Trust	219,707	5,835,419
Macerich Co/The	217,873	3,974,004
NETSTREIT Corp (c)	65,079	1,075,756
Phillips Edison & Co Inc	106,738	4,025,090
Retail Opportunity Investments Corp	126,502	1,989,876
Saul Centers Inc	1,922	80,647
SITE Centers Corp	48,338	2,924,449
Tanger Inc	66,119	2,193,828
Urban Edge Properties	125,247	2,679,033
Whitestone REIT	51,793	700,759
		31,790,539
Specialized REITs - 0.9%
Farmland Partners Inc	45,907	479,728
Four Corners Property Trust Inc	94,284	2,763,464
Gladstone Land Corp	35,698	496,202
Outfront Media Inc	91,377	1,679,509
PotlatchDeltic Corp	80,102	3,608,596
Safehold Inc	52,949	1,388,852
Uniti Group Inc	239,975	1,353,459
		11,769,810
TOTAL REAL ESTATE		151,637,913

Utilities - 4.8%
Electric Utilities - 1.4%
ALLETE Inc	57,999	3,722,956
Genie Energy Ltd Class B	7,292	118,494
Hawaiian Electric Industries Inc	165,242	1,599,543
MGE Energy Inc	20,868	1,908,379
Otter Tail Corp	22,903	1,790,098
Portland General Electric Co	101,249	4,849,827
TXNM Energy Inc	89,475	3,916,321
		17,905,618
Gas Utilities - 1.6%
Chesapeake Utilities Corp	22,209	2,757,692
New Jersey Resources Corp	98,186	4,634,379
Northwest Natural Holding Co	37,866	1,545,690
ONE Gas Inc	56,266	4,187,316
RGC Resources Inc	8,620	194,553
Southwest Gas Holdings Inc	60,852	4,488,444
Spire Inc	56,818	3,823,283
		21,631,357
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power Inc Class A (b)(c)	75,802	241,049
Ormat Technologies Inc	53,858	4,143,835
Sunnova Energy International Inc (b)(c)	108,351	1,055,339
		5,440,223
Multi-Utilities - 0.9%
Avista Corp	78,380	3,037,225
Black Hills Corp	68,428	4,182,319
NorthWestern Corp	61,575	3,523,322
Unitil Corp	15,967	967,281
		11,710,147
Water Utilities - 0.6%
American States Water Co	16,237	1,352,380
California Water Service Group	42,598	2,309,664
Consolidated Water Co Ltd	11,668	294,150
Middlesex Water Co	15,368	1,002,608
Pure Cycle Corp (b)	20,678	222,702
SJW Group	32,709	1,900,720
York Water Co/The	12,491	467,913
		7,550,137
TOTAL UTILITIES		64,237,482

TOTAL UNITED STATES		1,271,866,152
TOTAL COMMON STOCKS (Cost $1,183,708,454)		1,320,248,412

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (h) (Cost $282,974)	5.08	285,000	283,131

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.89	911,149	911,332
Fidelity Securities Lending Cash Central Fund (i)(j)	4.89	65,015,489	65,021,990
TOTAL MONEY MARKET FUNDS (Cost $65,933,322)			65,933,322

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $1,249,924,750)	1,386,464,865
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(61,242,728)
NET ASSETS - 100.0%	1,325,222,137

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	47	Dec 2024	5,285,620	18,993	18,993

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $30,385 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $508,663 or 0.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $183,787.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	4,792,321	67,340,388	71,221,377	46,997	-	-	911,332	0.0%
Fidelity Securities Lending Cash Central Fund	39,995,498	95,011,372	69,984,880	252,398	-	-	65,021,990	0.3%
Total	44,787,819	162,351,760	141,206,257	299,395	-	-	65,933,322

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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